Financial risk management - Sensitivity analysis of reasonably possible change in interest rate (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Financial risk management
Increase in basis points	1	1
Decrease in basis points	(1)	(1)
Increase in loss before tax	€ 163	€ 195
Decrease in loss before tax	€ (163)	€ (195)